SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
Schedule of compensation expenses recognized for share-based awards granted

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)
Included in:
Cost of revenues	—	511,637	406,131
Sales and marketing expenses	—	77,574	110,446
General and administrative expenses	2,955,590	1,131,335	595,732
Research and development expenses	—	532,043	425,978
Total	2,955,590	2,252,589	1,538,287
Share‑based compensation related to share options (a)	2,523,105	2,252,589	1,504,025
Share‑based compensation related to restricted share units (b)	—	—	34,262
Share-based compensation related to ordinary shares (c)	432,485	—	—
Total	2,955,590	2,252,589	1,538,287

Schedule of activities of company's share options

			Weighted
		Weighted	average
	Number of	average	remaining	Aggregate
	options	exercise	contractual	intrinsic
	outstanding	price	life	value
		US$	In Years	US$ (in thousands)
Outstanding as of December 31, 2018	24,551,710	0.00002	8.65	74,499
Granted	114,844,455	0.00002
Exercised	(95,193,795)	0.00002
Forfeited	(5,779,200)	0.00002
Outstanding as of December 31, 2019	38,423,170	0.00002	8.12	144,869
Granted*	107,975,010	0.00002
Exercised	-	0.00002
Forfeited	(8,016,790)	0.00002
Outstanding as of December 31, 2020	138,381,390	0.00002	8.29	2,838,661
Granted	20,341,532	0.00002
Exercised	(57,076,970)	0.00002
Forfeited	(8,913,268)	0.00002
Outstanding as of December 31, 2021	92,732,684	0.00002	8.11	621,926
Vested and exercisable as of December 31, 2019	-	-	-	-
Vested and exercisable as of December 31, 2020	42,486,004	0.00002	8.29	871,529
Vested and exercisable as of December 31, 2021	10,816,028	0.00002	6.96	72,539

Schedule of fair value assumptions

	For the year ended December 31,
	2019	2020	2021
Exercise price (US$)	0.00002	0.00002	0.00002
Fair value of ordinary shares (US$)	3.04 ~ 3.77	3.77 ~ 20.67	5.51 ~ 22.33
Expected volatility	50.8% ~ 52.6%	51.6% ~ 52.1%	51.0% ~ 52.2%
Excepted term (in years)	10	10	10
Expected dividend yield	0%	0%	0%
Risk‑free interest rate	2.3% ~ 3.5%	1.1% ~ 1.6%	1.9% ~ 2.3%

Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]

The following table summarizes activities of the Company’s restricted share units under 2020 Share Incentive Plan:

	Number of RSU	Weighted average grant-date
	outstanding	fair value
		US$
Outstanding as of December 31, 2020	—	—
Granted	2,525,730	11.85
Vested	—	—
Forfeited	(83,607)	15.89
Outstanding as of December 31, 2021	2,442,123	11.72

Schedule of compensation expenses related to preferred shares and ordinary shares

Compensation expenses related to ordinary shares were as follows:

	For the year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)

Share‑based compensation at transfer of ordinary shares from employees to investors (i)	323,199	—	—
Share‑based compensation at repurchase of ordinary shares (i)	46,048	—	—
Share‑based compensation at repurchase of deemed issued shares	63,238	—	—
Total	432,485	—	—
(i)	For the detail, please refer to Note 21.